SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Redeemable Common Class A [Member]
Allocation of net income (loss)	$ 420,262	$ 695,793		$ 2,655,891
Basic weighted average shares outstanding	19,000,000	14,566,667		17,906,849
Diluted weighted average shares outstanding	19,000,000	14,566,667		17,906,849
Basic net income loss per ordinary share	$ 0.02	$ 0.05		$ 0.15
Diluted net income loss per ordinary share	$ 0.02	$ 0.05		$ 0.15
Non-Redeemable Common Class A [Member]
Allocation of net income (loss)	$ 15,262	$ 25,268		$ 96,451
Basic weighted average shares outstanding	690,000	529,000		650,301
Diluted weighted average shares outstanding	690,000	529,000		650,301
Basic net income loss per ordinary share	$ 0.02	$ 0.05		$ 0.15
Diluted net income loss per ordinary share	$ 0.02	$ 0.05		$ 0.15
Common Class B [Member]
Allocation of net income (loss)	$ 140,087	$ 296,946	$ (47,952)	$ 935,074
Basic weighted average shares outstanding	6,333,333	6,216,666	5,833,333	6,304,566
Diluted weighted average shares outstanding	6,333,333	6,216,666	5,833,333	6,304,566
Basic net income loss per ordinary share	$ 0.02	$ 0.05	$ (0.01)	$ 0.15
Diluted net income loss per ordinary share	$ 0.02	$ 0.05	$ (0.01)	$ 0.15